Acquisitions of Subsidiaries (Details 5) (USD $)				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011 Beijing Shangtuo	Aug. 31, 2011 Beijing Shangtuo Beijing Advertisement	Aug. 31, 2011 Beijing Shangtuo Customer relationship	Aug. 31, 2011 Beijing Shangtuo Non-compete agreements
Allocated Value
Total tangible assets acquired				$ 78,827
Liabilities assumed				(928)
Goodwill	51,600,039	49,400,739	49,328,352	3,075,575
Deferred tax liabilities				(349,337)
Intangible assets acquired:						983,494	413,854
Total consideration				4,201,485
Amortization Period						7 years 3 months 18 days	2 years 7 months 6 days
Percentage of subsidiary equity interest as consideration					5.00%
Fair value of equity interest					1,062,173
Cash consideration				$ 3,139,312